GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 6. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2020 the Company reorganized its reporting structure into a single operating unit. All of the acquisitions made by the Company are in one industry insurance agencies. These agencies operate in a very similar economic and regulatory environment. The Company has one executive who is responsible for the operations of the insurance agencies. This executive reports directly to the Chief Financial Officer (“CFO”) on a quarterly basis. Additionally, the CFO who is responsible for the strategic direction of the Company reviews the operations of the collective insurance agency business as opposed to an office by office view. In accordance with guidance in ASC 350-20-35-45, all the Company’s goodwill will be reassigned to a single reporting unit.

For the year ended December 31, 2021 the Company assessed goodwill in accordance with ASC 350-20-35-3, analyzing the relevant qualitative factors. The Company noted that it was not more likely than not that the fair value of the reporting unit is less than its carrying amount, thus determining that the two step goodwill impairment test was not required. Pursuant to the qualitative assessment, the Company concluded that goodwill was not impaired as of December 31, 2021.

The following table rolls forward the Company’s goodwill balance for the periods ending December 31, 2021 and 2020. As discussed in Note 2 - Prior Period Adjustments, a $(503,345) adjustment was identified for goodwill which impacts the closing December 31, 2019 balance in the same amount. Accordingly, the December 31, 2019 balance is adjusted in the following table from the originally reported balance of $8,548,608 to $8,045,263.

Goodwill
December 31, 2019	$8,045,263
Goodwill recognized in connection with UIS acquisition on August 17, 2020	$716,462
December 31, 2020	$8,761,725
Goodwill recognized in connection with Kush acquisition on May 1, 2021	$1,288,552
December 31, 2021	$10,050,277

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2021:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	3.5	$1,777,475	$(609,822)	$1,167,653
Internally developed software	4.7	595,351	(28,443)	566,908
Customer relationships	7.7	4,237,290	(1,048,726)	3,188,564
Purchased software	0.6	562,327	(452,985)	109,342
Video Production Assets	1.0	20,000	-	20,000
Non-competition agreements	2.9	3,504,809	(1,478,376)	2,026,433
		$10,697,252	$(3,618,352)	$7,078,900

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2020:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	2.6	$1,087,760	$(307,163)	$780,597
Customer relationships	7.6	3,686,290	(623,649)	3,062,641
Purchased software	1.6	562,327	(265,543)	296,784
Non-competition agreements	2.6	2,677,010	(834,598)	1,842,412
		$8,013,387	$(2,030,953)	$5,982,434

Amortization expense, as adjusted for certain software reclassifications is, $1,587,401 and $1,296,475 for the years ended December 31, 2021 and 2020, respectively.

The following table reflects expected amortization expense as of December 31, 2021, for each of the following five years and thereafter:

Years ending December 31,	Amortization Expense
2022	$1,725,031
2023	1,586,574
2024	1,217,290
2025	853,046
2026	604,639
Thereafter	1,092,320
Total	$7,078,900